Geographical Information - Summary Of Long-Lived Assets by Geographic Location (Details) - Mariadb Corporation Ab - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Geographical Information
Long-lived assets	$ 1,598	$ 2,571
United States
Geographical Information
Long-lived assets	1,303	1,876
Bulgaria
Geographical Information
Long-lived assets	123	317
Finland
Geographical Information
Long-lived assets	131	355
Other countries
Geographical Information
Long-lived assets	$ 41	$ 23